Shareholder Report, Line Graph (Details) WE0000000002504A_Dimensional U.S. Equity Market ETF_Single_TSR Annual {Single} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2025
Dimensional U.S. Equity Market ETF
Account Value [Line Items]
Line Graph and Table Measure Name											Dimensional U.S. Equity Market ETF – NAV
Accumulated Value	$ 31,631	$ 22,943	$ 20,983	$ 24,773	$ 17,224	$ 15,592	$ 13,794	$ 12,930	$ 10,405	$ 10,000	$ 38,372
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000® Index
Accumulated Value	$ 30,910	$ 22,422	$ 20,688	$ 24,782	$ 17,221	$ 15,635	$ 13,776	$ 12,924	$ 10,424	$ 10,000	$ 37,343